ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (732,234)	$ (104,708)	¥ (668,673)	¥ (356,369)
Total operating expenses	(4,648,245)	(664,690)	(4,280,472)	(2,319,612)
Loss from operations	(503,166)	(71,951)	(1,181,833)	(149,006)
Income/(loss) before provision for income tax and share of results of equity investees	(327,418)	(46,820)	(1,040,322)	12,524
Net loss	(323,307)	(46,232)	(1,048,954)	(7,298)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(11,612)	(1,660)	(19,828)	(8,477)
Total operating expenses	(11,612)	(1,660)	(19,828)	(8,477)
Loss from operations	(11,612)	(1,660)	(19,828)	(8,477)
Equity in loss of subsidiaries and VIEs	(401,372)	(57,396)	(1,051,659)	(28,414)
Income from non-operations	89,677	12,824	22,533	29,593
Income/(loss) before provision for income tax and share of results of equity investees	(323,307)	(46,232)	(1,048,954)	(7,298)
Net loss	¥ (323,307)	$ (46,232)	¥ (1,048,954)	¥ (7,298)